Weighted Average Assumptions Used to Determine Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.00%	1.75%
Rate of compensation increase	1.50%	1.50%
Rate of return on plan assets	2.00%	1.75%